Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net [Abstract]
Schedule of Property and equipment, net
	December 31, 2019	December 31, 2018
Office equipment	$392,010	$213,563
Vehicle	32,233	-
Less: accumulated depreciation	(119,976)	(46,106)
	304,267	167,457
Construction in progress	1,585,706	502,448
	$1,889,973	$669,905